Operations (Details) - Sao Paulo [Member] R$ in Thousands, Municipalities in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Municipalities	Dec. 31, 2021 BRL (R$) Municipalities
IfrsStatementLineItems [Line Items]
Total municipalities that have already signed contracts | Municipalities	351	342
Balance – intangible and contract assets	R$ 45,292,307	R$ 42,260,091
Percentage of intangible and contract assets	94.49%	93.80%
Revenue from sanitation services (excluding construction revenue)	R$ 17,767,561	R$ 15,490,808
Percentage of revenue from sanitation services (excluding construction revenue)	95.37%	95.01%
Municipalities with expired contracts: | Municipalities	1	8
Balance – intangible and contract assets	R$ 11,519	R$ 214,329
Percentage of intangible and contract assets	0.02%	0.48%
Revenue from sanitation services (excluding construction revenue)	R$ 15,236	R$ 41,194
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.25%
Municipalities with concession agreements due by 2030: | Municipalities	23	25
Balance – intangible and contract assets	R$ 1,072,138	R$ 1,127,920
Percentage of intangible and contract assets	2.24%	2.50%
Revenue from sanitation services (excluding construction revenue)	R$ 711,452	R$ 653,408
Percentage of revenue from sanitation services (excluding construction revenue)	3.82%	4.01%
Municipality of São Paulo:
Percentage of intangible and contract assets	43.33%	43.11%
Percentage of revenue from sanitation services (excluding construction revenue)	45.14%	44.45%